TAXATION - Current and deferred components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Current income tax expenses	$ 71	¥ 466	¥ 1,364	¥ 1,610
Total income tax expenses	$ 71	¥ 466	¥ 1,364	¥ 1,610